Taxation - Reconciliation Between Statutory Enterprise Income Tax Rate and Effective Tax Rate (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Reconciliation between the statutory EIT rate and the effective tax rate
PRC statutory EIT rate	25.00%	25.00%	25.00%	25.00%
Foreign Tax Effects	1.00%	1.00%
Nontaxable or Nondeductible Items
Research and development credits	(3.00%)	(3.00%)
Tax holidays applicable to subsidiaries and consolidated VIEs	(5.70%)	(5.70%)
Others	(0.30%)	(0.30%)
Effect of tax holidays			(8.70%)	(6.50%)
Effect of non-deductible expenses			2.00%	2.50%
Effect of research and development tax credit			(4.60%)	(4.70%)
Changes in valuation allowance	0.10%	0.10%	2.10%	4.90%
Tax rate difference from statutory rate in other jurisdictions and others			1.30%	(3.10%)
Effect of withholding income tax	2.20%	2.20%	1.60%	1.60%
Effective tax rate for the Group	19.20%	19.20%	18.70%	19.70%
PRC statutory EIT rate	¥ 518,901
Foreign Tax Effects	20,211
Changes in Valuation Allowances	1,523
Nontaxable or Nondeductible Items
Research and development credits	(63,123)
Tax holidays applicable to subsidiaries and consolidated VIEs	(118,751)
Others	(5,838)
Withholding taxes	45,603
Income tax expense	¥ 398,526	$ 56,988	¥ 253,275	¥ 260,841